Impairment	6 Months Ended
Jun. 30, 2026
Impairment
Impairment

20.	Impairment

Statement of income	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Impairment (losses) reversals	191	(240)	(226)	(190)
Exploratory assets	−	(208)	−	−
Impairment of equity-accounted investments	59	3	67	3
Net effect within the statement of income	250	(445)	(159)	(187)
Losses	(236)	(454)	(228)	(190)
Reversals	486	9	69	3

Statement of financial position	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Property, plant and equipment	191	(226)	(226)	(133)
Intangible assets	−	(165)	−	−
Assets classified as held for sale	−	(57)	−	(57)
Investments	59	3	67	3
Net effect within the statement of financial position	250	(445)	(159)	(187)

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

In the six-month period ended June 30, 2026, net impairment reversals were recognized in the amount of US$ 250, mainly arising from the Nitrogen Fertilizer Unit (UFN-III), located in Três Lagoas/MS whose approval for project resumption resulted in an estimate of positive future cash generation for the asset, with an increase in its recoverable value, in the amount of US$ 405. This impairment reversal was partially compensated by a US$ 227 impairment loss arising from the postponement of production resumption of platform P-52, in the Roncador field, located in the Campos Basin, from September 2026 to March 2027.

In the six-month period ended June 30, 2025, net impairment losses were recognized in the amount of US$ 445, mainly due to: (i) the economic unfeasibility of blocks C-M-753 e C-M-789, located in the Santos basin, which resulted in the recognition of a US$ 208 loss; (ii) the contract amendment for the lease of FPSO Cidade de Santos (Uruguá CGU), due to the need to extend the contractual term through the end of 2026 for the decommissioning of this asset, which resulted in the recognition of a US$ 83 impairment loss; and (iii) additional financial compensation for the Cherne Cluster, due to the accident on platform PCH-1, which occurred in the second quarter of 2025, which resulted in the recognition of a US$ 57 impairment loss.